Goodwill and Intangible Assets - Definite Lived Intangible Assets (Details) - USD ($)		Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net		$ 19,299,079	$ 21,566,829	$ 28,370,079
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		33,605,000	33,605,000
Less: accumulated amortization		19,745,228	17,655,228
Intangible assets, net	[1]	13,859,772	15,949,772
Trade names
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		7,110,000	7,110,000
Less: accumulated amortization		$ 1,670,693	$ 1,492,943

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 12.